Investment Securities - Disclosure of Unrealized Gains and Losses on Fair Value Through Other Comprehensive Income Securities (Detail) - Financial assets measured at fair value through other comprehensive income, category [member] - CAD ($)
$ in Millions
	Jul. 31, 2021	Apr. 30, 2021	Oct. 31, 2020
Disclosure of financial assets [line items]
Cost	$ 57,008	$ 59,426	$ 75,061
Gross unrealized gains	693	716	1,595
Gross unrealized losses	311	263	18
Fair value	57,390	59,879	76,638
Canadian federal government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Cost	7,950	11,769	16,374
Gross unrealized gains	235	212	454
Gross unrealized losses	2	3
Fair value	8,183	11,978	16,828
Canadian provincial and municipal debt [member]
Disclosure of financial assets [line items]
Cost	8,179	9,694	17,295
Gross unrealized gains	68	76	253
Gross unrealized losses	8	24	1
Fair value	8,239	9,746	17,547
U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Cost	9,568	9,831	12,634
Gross unrealized gains	264	287	595
Gross unrealized losses	35	43
Fair value	9,797	10,075	13,229
Other foreign government debt [member]
Disclosure of financial assets [line items]
Cost	29,995	27,043	27,643
Gross unrealized gains	112	130	274
Gross unrealized losses	265	192	17
Fair value	29,842	26,981	27,900
Other debt [member]
Disclosure of financial assets [line items]
Cost	1,316	1,089	1,115
Gross unrealized gains	14	11	19
Gross unrealized losses	1	1
Fair value	$ 1,329	$ 1,099	$ 1,134